Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Odyssey Semiconductor Technologies, Inc.
Entity Central Index Key	0001781405
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Elected Not To Use the Extended Transition Period	false